Capital stock and capital risk management (Tables)	12 Months Ended
Dec. 31, 2025
TextBlock [Abstract]
Summary of detailed information about changes in equity
The following chart shows a reconciliation of the movements in the Company’s capital stock for the years ended December 31, 2025, 2024 and 2023:

	Series A	Series C	Total
Amounts as of December 31, 2022	517,873	—	517,873
Number of shares	88,406,478	2	88,406,480

Cashless exercises of warrants	—	—	—
Number of shares	1,176,811	—	1,176,811
Shares to be granted in LTIP	1	—	1
Number of shares	5,772,141	—	5,772,141

Amounts as of December 31, 2023	517,874	—	517,874
Number of shares	95,355,430	2	95,355,432

Reduction of capital stock	(19,965)	—	(19,965)
Number of shares	—	—	—
Share repurchase	(99,846)	—	(99,846)
Number of shares repurchased	(2,081,198)	—	(2,081,198)
Shares to be granted in LTIP	1	—	1
Number of shares	2,011,219	—	2,011,219

Amounts as of December 31, 2024	398,064	—	398,064
Number of shares	95,285,451	2	95,285,453

Issuance of shares	299,687	—	299,687
Number of shares	7,297,507	—	7,297,507
Reduction of capital stock	(156,587)	—	(156,587)
Number of shares	—	—	—
Share repurchase	(50,000)	—	(50,000)
Number of shares repurchased	(1,213,371)	—	(1,213,371)
Shares to be granted in LTIP	1	—	1
Number of shares	2,930,116	—	2,930,116

Amounts as of December 31, 2025	491,165	—	491,165
Number of shares	104,299,703	2	104,299,705

Summary of leverage ratios
The leverage ratio as of December 31, 2025, and 2024, is as follows:

	As of December 31, 2025	As of December 31, 2024
Total borrowings and lease liabilities	3,297,980	1,544,227
Less: Cash, bank balances and other short-term investments	(538,402)	(764,307)

Net debt	2,759,578	779,920
Total equity	2,511,594	1,621,213

Leverage ratio	109.87%	48.11%